                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

     /s/ JEFF KESWIN          New York, New York       November 12, 2002
     ---------------          ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:      $714,265


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----



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                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL    COM          00763M108     27,294      2,670,000  SH            SOLE                     2,670,000
 OPTICS INC
ARCH COAL INC       COM          039380100     47,186      2,851,100  SH            SOLE                     2,851,100
BINDVIEW DEV CORP   COM          090327107      1,126      1,340,300  SH            SOLE                     1,340,300
CIT GROUP INC       COM          125581108      8,505        473,000  SH            SOLE                       473,000
CNA FINL CORP       COM          126117100     18,750        750,000  SH            SOLE                       750,000
CELLSTAR CORP       NOTE         150925AC9      1,700         20,000  PRN           SOLE                        20,000
                    5.000%10/1
CENDANT CORP        COM          151313103     28,514      2,650,000  SH            SOLE                     2,650,000
CITIGROUP INC       COM          172967101     11,860        400,000  SH            SOLE                       400,000
DISCOVERY           COM          254668106        340        180,769  SH            SOLE                       180,769
 LABORATORIES
 INC N
DOLLAR THRIFTY      COM          256743105      8,574        534,200  SH            SOLE                       534,200
 AUTOMOTIVE GP
EMCOR GROUP INC     COM          29084Q100     13,663        274,900  SH            SOLE                       274,900
ENDO                COM          29264F205     14,396      1,667,500  SH            SOLE                     1,667,500
 PHARMACEUTICALS
 HLDGS INC
GEMSTAR-TV GUIDE    COM          36866W106     23,343      9,263,000  SH            SOLE                     9,263,000
 INTL INC
IDT CORP            CL B         448947309     38,325      2,500,000  SH            SOLE                     2,500,000
INSIGNIA FINL       COM          45767A105     13,090      1,667,500  SH            SOLE                     1,667,500
 GROUP INC NEW
IOMEGA CORP         COM NEW      462030305     36,068      3,374,000  SH            SOLE                     3,374,000
LIBERTY MEDIA       COM SER A    530718105     30,156      4,200,000  SH            SOLE                     4,200,000
   CORP NEW
M D C HLDGS INC     COM          552676108     92,217      2,612,382  SH            SOLE                     2,612,382
MACROVISION CORP    COM          555904101     13,453      1,100,000  SH            SOLE                     1,100,000
MAGNA ENTMT CORP    CL A         559211107      3,923        721,200  SH            SOLE                       721,200
MERCER INTL INC     SH BEN INT   588056101     14,803      2,517,500  SH            SOLE                     2,517,500
MONSANTO CO NEW     COM          61166W101      3,058        200,000  SH            SOLE                       200,000
NATURAL             NOTE         638882AA8      3,074         53,000  PRN           SOLE                        53,000
 MICROSYSTEMS       5.000%10/1
 CORP
NEOMAGIC CORP       COM          640497103      2,903      2,791,000  SH            SOLE                     2,791,000
NEOPHARM INC        COM          640919106     12,221        866,770  SH            SOLE                       866,770
NEW CENTURY         COM          64352D101      4,984        213,000  SH            SOLE                       213,000
 FINANCIAL CORP
NORTH AMERN         COM          65915D100      3,177        416,400  SH            SOLE                       416,400
 SCIENTIFIC INC

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
OPTI INC            COM          683960108        470        408,700  SH            SOLE                       408,700
PATINA OIL & GAS    COM          703224105     68,845      2,415,625  SH            SOLE                     2,415,625
 CORP
PROVIDIAN FINL      COM          74406A102        926        189,000  SH            SOLE                       189,000
 CORP
PROVIDIAN FINL      SR NT CV     74406AAA0      9,280        145,000  PRN           SOLE                       145,000
 CORP               3.25%05
PRUDENTIAL FINL     COM          744320102     29,531      1,034,000  SH            SOLE                     1,034,000
 INC
SAFEGUARD           SB NT CV     786449AE8      4,495         77,500  PRN           SOLE                        77,500
 SCIENTIFICS INC    5%06
SAXON CAPITAL INC   COM          80556P302      7,196        650,000  SH            SOLE                       650,000
SILICON GRAPHICS    COM          827056102      6,042      7,367,200  SH            SOLE                     7,367,200
 INC
SILICON GRAPHICS    NOTE 5.250%  827056AC6      2,470         47,500  PRN           SOLE                        47,500
 INC                9/0
STAGE STORES INC    COM NEW      85254C305     42,072      1,939,700  SH            SOLE                     1,939,700
SYCAMORE NETWORKS   COM          871206108     23,500     10,000,000  SH            SOLE                    10,000,000
 INC
3 COM CORP          COM          885535104      7,124      1,808,200  SH            SOLE                     1,808,200
UICI                COM          902737105     13,871        853,100  SH            SOLE                       853,100
U S INDS INC NEW    COM          912080108      3,493      1,486,500  SH            SOLE                     1,486,500
VISTEON CORP        COM          92839U107      8,707        919,400  SH            SOLE                       919,400
WYETH               COM          983024100      9,540        300,000  SH            SOLE                       300,000